Leases (Tables)	6 Months Ended
Sep. 30, 2021
Leases [Abstract]
Types of assets which Nomura leases under operating leases

	Millions of yen
	March 31, 2021			September 30, 2021
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate (1)	¥354	¥(288)	¥66	¥354	¥(290)	¥64
Aircraft	39,736	(1,382)	38,354	58,622	(2,340)	56,282

Total	¥40,090	¥(1,670)	¥38,420	¥58,976	¥(2,630)	¥56,346

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.

Schedule of future minimum lease payments to be received on noncancelable operating leases

Millions of yen
September 30, 2021
Minimum lease payments to be received
Years of receipt
Less than 1 year	¥4,411
1 to 2 years	4,352
2 to 3 years	4,352
3 to 4 years	4,352
4 to 5 years	4,352
More than 5 years	27,161

Total	¥48,980